STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS

NOTE 3. STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS

As of March 31, 2022, we have acquired nine insurance brokerages (see table below), including both acquisitions of affiliated companies (i.e., owned by Reliance Holdings before the acquisition) and unaffiliated companies. As our acquisition strategy continues, our reach within the insurance arena can provide us with the ability to offer lower rates, which could boost our competitive position within the industry.

Acquired	Date	Location	Line of Business	Status
U.S. Benefits Alliance, LLC (USBA)	October 24, 2018	Michigan	Health Insurance	Affiliated

Employee Benefit Solutions, LLC (EBS)	October 24, 2018	Michigan	Health Insurance	Affiliated

Commercial Solutions of Insurance Agency, LLC (CCS or Commercial Solutions)	December 1, 2018	New Jersey	P&C – Trucking Industry	Unaffiliated

Southwestern Montana Insurance Center, Inc. (Southwestern Montana or Montana)	April 1, 2019	Montana	Group Health Insurance	Unaffiliated

Fortman Insurance Agency, LLC (Fortman or Fortman Insurance)	May 1, 2019	Ohio	P&C and Health Insurance	Unaffiliated

Altruis Benefits Consultants, Inc. (Altruis)	September 1, 2019	Michigan	Health Insurance	Unaffiliated

UIS Agency, LLC (UIS)	August 17, 2020	New York	Health Insurance	Unaffiliated

J.P. Kush and Associates, Inc. (Kush)	May 1, 2021	Michigan	Health Insurance	Unaffiliated

Medigap Healthcare Insurance Company, LLC (Medigap)	January 10, 2022	Florida	Health Insurance	Unaffiliated

J.P. Kush and Associates, Inc. Transaction

On May 1, 2021, the Company entered into a Purchase Agreement with J.P. Kush and Associates, Inc. whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “Kush Acquisition”) for a total purchase price of $3,644,166. The purchase price was paid with a cash payment of $1,900,000, $50,000 in restricted shares of the Company’s common stock, in a transaction exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and an earn-out payment.

The Kush Acquisition was accounted for as a business combination in accordance with the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the Kush Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Accounts receivable	$291,414
Trade name and trademarks	685,400	5
Customer relationships	551,000	10
Non-competition agreements	827,800	5
Goodwill	1,288,552	Indefinite
	$3,644,166

Goodwill of $1,288,552 arising from the Kush Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the Kush Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the Kush Acquisition incurred were $58,092 recorded as a component of General and administrative expenses. The approximate revenue and net profit for the acquired business as a standalone entity per ASC 805 from January 1, 2021 to April 30, 2021 was $500,000 and $219,097, respectively.

Pro Forma Information

The results of operations of J.P. Kush and Associates, Inc. will be included in the Company’s consolidated financial statements as of the date of acquisition through the current period end. The following supplemental approximate pro forma combined financial information assumes that the acquisition had occurred at the beginning of the three months ended March 31, 2021:

March 31,
2021
Revenue	$2,695,843
Net Income (Loss)	$(450,868)
Earnings (Loss) per common share, basic	$(0.06)
Earnings (Loss) per common share, diluted	$(0.06)

Medigap Healthcare Insurance Company, LLC Transaction

On January 10, 2022, the Company completed the acquisition of all assets of Medigap Healthcare Insurance Company, LLC (“Medigap”) pursuant to which the Company purchased all of the assets of Medigap for a purchase price in the amount of $20,096,250 consisting of payment to Medigap of (i) $18,138,750 in cash and (ii) issuing to seller 606,037 shares of the Company’s restricted common stock in a transaction exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended. The purchase price is subject to post-closing adjustment to reconcile certain pre-closing credits and liabilities of the parties. The shares issued to Medigap as part of the purchase price are subject to lock up arrangements pursuant to which 50% of those shares may be sold after the one-year anniversary of the date of Closing the APA and the balance of the shares after the second-year anniversary of the date of closing under the APA.

The acquisition of Medigap was accounted for as a business combination in accordance with the acquisition method pursuant to FASB Topic No. 805, Business Combination (ASC 805). Accordingly, the total purchase consideration was allocated to the assets acquired, and liabilities assumed based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The preliminary allocation of the purchase price in connection with the acquisition of Medigap was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Property, plant and equipment	$20,666	5
Right-of-use asset	317,787
Trade names	340,000	15
Customer relationships	4,550,000	12
Technology	67,000	3
Backlog	210,000	1
Chargeback reserve	(1,484,473)
Lease liability	(317,787)
Goodwill	19,199,008	Indefinite
	$22,902,201

Trade name was measured at fair value using the relief-from-royalty method under the income approach. Significant inputs used to measure the fair value include an estimate of projected revenue from the trade name, a pre-tax royalty rate of 0.5% and a discount rate of 11.0%.

Customer relationships were measured at fair value using the multiple-period excess earnings method under the income approach. Significant inputs used to measure the fair value include an estimate of projected revenue and costs associated with existing customers, and a discount rate of 11.0%.

Technology was measured at fair value using the cost replacement method of the cost approach. Significant inputs used to measure the fair value include an estimate of cost to replace, an obsolescence rate of 40.3%.

The value assigned to backlog acquired was estimated based upon the contractual nature of the backlog as of the acquisition date, using the income approach to discount back to present value the cash flows attributable to the backlog, using a discount rate of 11.0%.

Goodwill of $19,199,008 arising from the acquisition of Medigap consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the acquisition of Medigap is currently expected to be deductible for income tax purposes. Total acquisition costs for the acquisition of Medigap incurred were $94,065 recorded as a component of General and administrative expenses.

The approximate revenue and net profit or loss for the acquired business as a standalone entity per ASC 805 from January 10, 2022 to March 31, 2022 was $1,177,000 and a loss of $148,000, respectively.

Pro Forma Information

The results of operations of Medigap will be included in the Company’s consolidated financial statements as of the date of acquisition through the current period end. The following supplemental pro forma approximate combined financial information assumes that the acquisition had occurred at the beginning of the three months ended March 31, 2022 and 2021:

	March 31,	March 31,
	2022	2021
Revenue	$4,659,451	$3,602,106
Net Income (Loss)	$9,355,584	$(566,903)
Earnings (Loss) per common share, basic	$0.51	$(0.08)
Earnings (Loss) per common share, diluted	$0.12	$(0.08)

NOTE 3. STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS

To date, we have acquired eight insurance brokerages (see table below), including both acquisitions of affiliated companies (i.e., owned by Reliance Holdings before the acquisition) and unaffiliated companies. As our acquisition strategy continues, our reach within the insurance arena can provide us with the ability to offer lower rates, which could boost our competitive position within the industry.

Acquired	Date	Location	Line of Business	Status
U.S. Benefits Alliance, LLC (USBA)	October 24, 2018	Michigan	Health Insurance	Affiliated

Employee Benefit Solutions, LLC (EBS)	October 24, 2018	Michigan	Health Insurance	Affiliated

Commercial Solutions of Insurance Agency, LLC (CCS or Commercial Solutions)	December 1, 2018	New Jersey	P&C – Trucking Industry	Unaffiliated

Southwestern Montana Insurance Center, Inc. (Southwestern Montana or Montana)	April 1, 2019	Montana	Group Health Insurance	Unaffiliated

Fortman Insurance Agency, LLC (Fortman or Fortman Insurance)	May 1, 2019	Ohio	P&C	Unaffiliated

Altruis Benefits Consultants, Inc. (Altruis)	September 1, 2019	Michigan	Health Insurance	Unaffiliated

UIS Agency, LLC (UIS)	August 17, 2020	New York	Health Insurance	Unaffiliated

J.P. Kush and Associates, Inc. (Kush)	May 1, 2021	Michigan	Health Insurance	Unaffiliated

The following table lists our activity in 2021 by number of agents, approximate policies issued, and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2021
USBA and EBS	4	3,773	$859,603
UIS Agency, LLC / Commercial Solutions	1	149	$333,874
Southwestern Montana	11	2,423	$1,744,515
Fortman Insurance	14	7,397	$2,131,736
Altruis	13	9,851	$3,313,453
Kush	4	4,500	$1,327,153

The following table lists our activity in 2020 by number of agents, approximate policies issued, and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2020
USBA and EBS	5	4,930	$1,003,490
UIS Agency, LLC / Commercial Solutions	3	217	$271,459
Southwestern Montana	14	2,000	$1,497,045
Fortman Insurance	15	8,000	$2,139,342
Altruis	15	7,809	$2,385,810

UIS Transaction

On August 17, 2020, the Company entered into a Stock Purchase Agreement with UIS Agency LLC (“UIS”) whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “UIS Acquisition”) for a total purchase price of $883,334. The purchase price was paid with a cash payment of $601,696, $200,000 in shares of the Company’s common stock, and an earn-out payment. Three cash installment payments totaling $500,000 were due on September 30, 2020, October 31, 2020 and December 31, 2020. Earn-out payment is dependent on the Net Product Line Revenues being equal to or greater than $450,000 for the measurement period. UIS did not meet the earn-out requirements within the measurement period, thus, the related earn-out liability balance as of December 31, 2021, is $0.

The UIS Acquisition was accounted for as a business combination in accordance with the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing. The allocation of the purchase price in connection with the UIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$5,772
Trade name and trademarks	35,600	5
Customer relationships	100,000	10
Non-competition agreements	25,500	5
Goodwill	716,462	Indefinite
	$883,334

Goodwill of $716,462 arising from the UIS Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the UIS Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the UIS Acquisition incurred were $33,344 recorded as a component of General and administrative expenses. The revenues for the acquired business as a standalone entity per ASC 805 from January 1, 2020 to August 17, 2020 were approximately $337,000. The net loss for the acquired business was not determinable as the business was fully integrated with an existing subsidiary of the Company.

J.P. Kush and Associates, Inc. Transaction

On May 1, 2021, the Company entered into a Purchase Agreement with J.P. Kush and Associates, Inc. whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “Kush Acquisition”) for a total purchase price of $3,644,166. The purchase price was paid with a cash payment of $1,900,000, $50,000 in restricted shares of the Company’s common stock, in a transaction exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and an earn-out payment. The fair value balance of the earn-out liability as of December 31, 2021 is $1,689,733, and presented net of accretion on the balance sheet.

The Kush Acquisition was accounted for as a business combination in accordance with the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the Kush Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Accounts receivable	$291,414
Trade name and trademarks	685,400	5
Customer relationships	551,000	10
Non-competition agreements	827,800	5
Goodwill	1,288,552	Indefinite
	$3,644,166

Goodwill of $1,288,552 arising from the Kush Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the Kush Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the Kush Acquisition incurred were $58,092 recorded as a component of General and administrative expenses. The approximate revenue and net profit for the acquired business as a standalone entity per ASC 805 from January 1, 2021 to April 30, 2021 was $500,000 and $219,097, respectively, and from January 1, 2020 to December 31, 2020, $1,141,047 and $500,000, respectively.